Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of non-cancelable purchase obligations	As of December 31, 2023, the Company had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Years ending December 31,
2024	$25,280
2025	18,324
2026	6,912
Total purchase obligations	$50,516